Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Loss for the year	£ (13,840)	£ (23,085)	£ (6,049)
Basic and diluted weighted average number of shares	31,972	26,069	24,107
Basic and diluted loss per share	£ (0.43)	£ (0.89)	£ (0.25)